Going Concern (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Going Concern [Line Items]
Cash	$ 250,904	$ 161,506	$ 105,034
Related Party [Member]
Going Concern [Line Items]
Amounts due from related parties	892,747	650,157
Cash	870,000	600,000
Third Party [Member]
Going Concern [Line Items]
Amounts due from related parties	$ 500,000	$ 700,000